Interim Condensed Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023		$ 68	$ 68,681	$ (65,962)	$ 2,787
Balance, shares at Dec. 31, 2023		2,998,278
Exercise of warrants to ordinary shares, net of issuance costs	[1]		23,791		23,791
Exercise of warrants to ordinary shares, net of issuance costs, shares	[1]	12,258,487
Share-based payment			95		95
Net loss for the period				(24,324)	(24,324)
Cancelation of the par value of ordinary shares		(68)	68
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs	[2]		1,404		1,404
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs, shares	[2],[3]	3,554,200
Classification of warrant liabilities to equity warrants			6,143		6,143
Balance at Jun. 30, 2024			100,182	(90,286)	9,896
Balance, shares at Jun. 30, 2024		18,810,965
Balance at Dec. 31, 2024			114,372	(96,670)	17,702
Balance, shares at Dec. 31, 2024		37,943,891
Exercise of warrants to ordinary shares, net of issuance costs	[4]		2,307		2,307
Exercise of warrants to ordinary shares, net of issuance costs, shares	[4]	5,950,000
Restricted Share Units vesting			390		390
Restricted Share Units vesting, shares		1,068,000
Issuance of ordinary shares in relation to the SEPA (See Note 3C)			7,917		7,917
Issuance of ordinary shares in relation to the SEPA (See Note 3C), shares		8,094,297
Issuance of ordinary shares under ATM program, net of issuance costs	[5]		18		18
Issuance of ordinary shares under ATM program, net of issuance costs, shares	[5]	308,987
Share-based payment			39		39
Net loss for the period				(5,679)	(5,679)
Balance at Jun. 30, 2025			$ 125,043	$ (102,349)	$ 22,694
Balance, shares at Jun. 30, 2025		53,365,175

[1]	Issuance costs in the amount of approximately $187.
[2]	Issuance costs in the amount of approximately $39.
[3]	Including 1,902,742 Pre-funded Warrants which were exercised to 1,902,742 ordinary shares during February and March 2024 (see Note 3B).
[4]	Issuance costs in the amount of approximately $121. (See Note 3B)
[5]	Issuance costs in the amount of approximately $111. (See Note 3D)